Borrowings - Summary of Details of Call Money (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About Call Money [Line Items]
Call money	₩ 3,255,542	₩ 4,154,003
Samsung Asset Management and others
Disclosure Of Detailed Information About Call Money [Line Items]
Call money	₩ 1,540,000	2,943,500
Samsung Asset Management and others | Bottom of range
Disclosure Of Detailed Information About Call Money [Line Items]
Annual interest rate	3.30%
Samsung Asset Management and others | Top of range
Disclosure Of Detailed Information About Call Money [Line Items]
Annual interest rate	4.22%
BANK CIMB NIAGA and others
Disclosure Of Detailed Information About Call Money [Line Items]
Call money	₩ 1,715,542	₩ 1,210,503
BANK CIMB NIAGA and others | Bottom of range
Disclosure Of Detailed Information About Call Money [Line Items]
Annual interest rate	0.15%
BANK CIMB NIAGA and others | Top of range
Disclosure Of Detailed Information About Call Money [Line Items]
Annual interest rate	6.05%